Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The balance in our accumulated other comprehensive income (loss) is set forth in the following table:

	As of December 31, 2018	As of December 31, 2017
	(Dollars in thousands)
Foreign currency translation adjustments, net of tax	$(2,922)	$15,468
Commodities and foreign currency derivatives, net of tax	(2,878)	4,821
Total accumulated comprehensive (loss) income	$(5,800)	$20,289